Financial Instruments and Fair Value Measurements - Derivative Liability (Details) - Convertible Rights Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 717	$ 0
Issuance of convertible rights	1,355	690
Changes in fair value	(436)	27
Reclassification to additional paid-in capital	(1,636)
Ending Balance	$ 0	$ 717